Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 9.5%
Interactive Media & Services 8.3%
Alphabet, Inc., Class A(a)	4,694	13,055,657
Meta Platforms, Inc., Class A(a)	22,845	5,079,814
Total		18,135,471
Media 1.2%
Interpublic Group of Companies, Inc. (The)	75,267	2,668,215
Total Communication Services		20,803,686
Consumer Discretionary 11.3%
Automobiles 0.8%
Tesla Motors, Inc.(a)	1,680	1,810,368
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	17,662	2,348,163
Starbucks Corp.	5,901	536,814
Total		2,884,977
Household Durables 1.7%
Lennar Corp., Class A	24,209	1,965,044
PulteGroup, Inc.	42,741	1,790,848
Total		3,755,892
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.(a)	1,609	5,245,260
Multiline Retail 0.3%
Target Corp.	2,922	620,107
Specialty Retail 3.0%
AutoZone, Inc.(a)	1,680	3,434,894
O’Reilly Automotive, Inc.(a)	4,627	3,169,310
Total		6,604,204
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	2,700	306,288
Tapestry, Inc.	30,955	1,149,978
Under Armour, Inc., Class A(a)	140,671	2,394,221
Total		3,850,487
Total Consumer Discretionary		24,771,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.2%
Food & Staples Retailing 0.7%
Kroger Co. (The)	26,025	1,493,054
Food Products 1.4%
Tyson Foods, Inc., Class A	35,512	3,182,941
Household Products 1.8%
Procter & Gamble Co. (The)	26,365	4,028,572
Tobacco 2.3%
Altria Group, Inc.	62,276	3,253,921
Philip Morris International, Inc.	17,964	1,687,538
Total		4,941,459
Total Consumer Staples		13,646,026
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc.	33,886	4,040,228
Exxon Mobil Corp.	40,376	3,334,654
Total		7,374,882
Total Energy		7,374,882
Financials 10.7%
Banks 1.9%
Bank of America Corp.	6,883	283,717
Wells Fargo & Co.	78,600	3,808,956
Total		4,092,673
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	27,500	1,364,825
Goldman Sachs Group, Inc. (The)	5,201	1,716,850
Morgan Stanley	23,206	2,028,204
S&P Global, Inc.	777	318,710
T. Rowe Price Group, Inc.	5,097	770,616
Total		6,199,205
Consumer Finance 2.3%
Capital One Financial Corp.	27,298	3,583,955
Discover Financial Services	12,980	1,430,266
Total		5,014,221
Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.3%
Voya Financial, Inc.	8,888	589,719
Insurance 3.4%
Allstate Corp. (The)	20,779	2,878,099
Aon PLC, Class A	1,650	537,289
Marsh & McLennan Companies, Inc.	14,799	2,522,046
MetLife, Inc.	21,002	1,476,021
Total		7,413,455
Total Financials		23,309,273
Health Care 13.9%
Biotechnology 2.2%
AbbVie, Inc.	11,935	1,934,783
Amgen, Inc.	749	181,123
BioMarin Pharmaceutical, Inc.(a)	6,652	512,869
Regeneron Pharmaceuticals, Inc.(a)	1,203	840,199
Vertex Pharmaceuticals, Inc.(a)	4,949	1,291,541
Total		4,760,515
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	26,725	3,163,171
Health Care Providers & Services 2.5%
CVS Health Corp.	19,002	1,923,192
McKesson Corp.	9,537	2,919,562
Molina Healthcare, Inc.(a)	2,175	725,558
Total		5,568,312
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc.(a)	15,051	3,479,942
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	68,004	4,966,332
Johnson & Johnson	17,541	3,108,791
Pfizer, Inc.	104,180	5,393,399
Total		13,468,522
Total Health Care		30,440,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 2.5%
General Dynamics Corp.	10,375	2,502,242
Lockheed Martin Corp.	5,225	2,306,315
Textron, Inc.	8,383	623,528
Total		5,432,085
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	15,439	3,311,048
Airlines 0.2%
Delta Air Lines, Inc.(a)	5,340	211,304
Southwest Airlines Co.(a)	4,952	226,801
Total		438,105
Commercial Services & Supplies 0.2%
Republic Services, Inc.	2,852	377,890
Electrical Equipment 1.3%
Emerson Electric Co.	28,691	2,813,153
Machinery 1.5%
Otis Worldwide Corp.	15,438	1,187,954
Snap-On, Inc.	10,761	2,211,170
Total		3,399,124
Professional Services 0.4%
Robert Half International, Inc.	7,270	830,089
Road & Rail 0.8%
Norfolk Southern Corp.	6,068	1,730,715
Total Industrials		18,332,209
Information Technology 28.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	77,220	4,305,787
IT Services 2.3%
Accenture PLC, Class A	6,356	2,143,434
MasterCard, Inc., Class A	4,034	1,441,671
VeriSign, Inc.(a)	6,398	1,423,299
Total		5,008,404

2	Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.(a)	35,120	3,840,021
Lam Research Corp.	6,900	3,709,509
QUALCOMM, Inc.	25,315	3,868,638
Total		11,418,168
Software 11.1%
Adobe, Inc.(a)	8,279	3,772,078
Autodesk, Inc.(a)	10,905	2,337,487
Fortinet, Inc.(a)	12,103	4,136,079
Microsoft Corp.	45,365	13,986,483
Total		24,232,127
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.(b)	93,287	16,288,843
Total Information Technology		61,253,329
Materials 2.8%
Chemicals 1.7%
Dow, Inc.	57,580	3,668,998
Metals & Mining 1.1%
Nucor Corp.	15,893	2,362,494
Total Materials		6,031,492
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Public Storage	5,681	2,217,181
Simon Property Group, Inc.	4,644	610,964
Weyerhaeuser Co.	103,512	3,923,105
Total		6,751,250
Total Real Estate		6,751,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 2.2%
Duke Energy Corp.	9,983	1,114,702
Evergy, Inc.	23,148	1,581,934
NRG Energy, Inc.	54,764	2,100,747
Total		4,797,383
Total Utilities		4,797,383
Total Common Stocks (Cost $161,657,979)		217,511,287

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	946,772	946,393
Total Money Market Funds (Cost $946,419)		946,393
Total Investments in Securities (Cost: $162,604,398)		218,457,680
Other Assets & Liabilities, Net		(137,571)
Net Assets		218,320,109

At March 31, 2022, securities and/or cash totaling $111,750 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	6	06/2022	USD	1,359,225	84,825	—
Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,047,987	5,130,088	(7,231,718)	36	946,393	(789)	896	946,772
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2022

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